LONG-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	May 29, 2024
Founders
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Debt instrument, interest rate, stated percentage				3.75%
Related Parties
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Guaranteed or collateralized	¥ 0		¥ 0
Interest expense, long-term debt	¥ 380,208	¥ 34,375